Investments (Summary of Investments) (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Equity Method Investee [Member]	Dec. 31, 2014 Equity Method Investee [Member] Minimum [Member] CAD	Dec. 31, 2014 Cost-method Investments [Member] CAD
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage			50.00%
Cost Method Investment Ownership Percentage					19.90%
Original cost of investment	$ 0	$ 1,746,000			1,035,000
Equity Method Investment, Additional Information			Effective April 1, 2013, the Company entered into an amending agreement to purchase the remaining fifty percent interest in the investee no later than February 28, 2015, subject to the Company or the seller providing notice of purchase or sale, at an amount equal to the greater of fifty percent of revenues less operating and selling, general and administration expense of the investee for the preceding 12 month period multiplied by six or C$9,000. Certain conditions could accelerate the purchase or extend the commitment beyond February 28, 2015. On January 31, 2014, the Company purchased the remaining fifty percent interest in its equity accounted investee.
Purchase Price For Remaining Ownership Percentage				9,000,000